Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acceleration of intangible asset	$ (22,063)	$ (3,205)	$ 0
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	8 years 8 months 4 days
Two Vessels
Acceleration of intangible asset	53
Navios Pollux
Acceleration of intangible asset	22,010
Navios Melodia
Write-off of intangible asset	$ 3,205